UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Gold & Precious Metals Fund
	Shares	Value ($)
Common Stocks and Warrants (a) 96.5%
Australia 13.8%
Catalpa Resources Ltd.*	297,909	511,023
Centamin Egypt Ltd.* (b)	148,578	325,511
Centamin Egypt Ltd.* (b)	474,374	1,065,903
Gryphon Minerals Ltd.*	2,437,343	3,867,655
Integra Mining Ltd.*	392,381	203,995
Kentor Gold Ltd.*	10,596,390	1,560,659
Kingsgate Consolidated Ltd.	811,783	7,624,987
Medusa Mining Ltd.	236,700	1,608,988
Mineral Deposits Ltd.*	381,290	1,823,464
Newcrest Mining Ltd.	1,659,931	62,092,197
Regis Resources Ltd.*	2,001,116	3,871,677

(Cost $45,953,694)		84,556,059
Bermuda 0.6%
Aquarius Platinum Ltd. (Cost $5,537,626)	674,025	3,793,291
Canada 62.3%
Agnico-Eagle Mines Ltd.	264,143	18,077,947
Alamos Gold, Inc.	537,279	8,123,437
Anatolia Minerals Development Ltd.*	816,522	5,389,934
Barrick Gold Corp.	1,700,926	80,634,101
Bear Creek Mining Corp.*	903,619	7,505,007
Canaco Resources, Inc.*	1,195,325	5,550,768
Centerra Gold, Inc.	80,792	1,296,577
Colossus Minerals, Inc.*	162,121	1,189,983
Detour Gold Corp.*	127,677	3,331,702
Eastern Platinum Ltd.*	1,756,695	2,806,923
Eldorado Gold Corp.	861,058	13,835,745
Eldorado Gold Corp. (CDI)	537,890	8,943,757
European Goldfields Ltd.*	98,194	1,470,924
Exeter Resource Corp.*	442,914	2,233,700
Extorre Gold Mines Ltd.*	392,345	1,978,671
Franco-Nevada Corp.	211,124	5,867,660
Goldcorp, Inc. (b)	714,300	28,722,003
Goldcorp, Inc. (b)	229,817	9,223,893
Great Basin Gold Ltd.*	475,451	1,253,498
Guyana Goldfields, Inc.*	206,555	1,782,229
IAMGOLD Corp.	1,536,651	29,218,390
Kaminak Gold Corp. "A"*	300,919	883,509
Kinross Gold Corp.	3,373,472	56,058,895
Lake Shore Gold Corp.*	1,988,828	7,348,743
Mirasol Resources Ltd.*	89,008	447,996
New Gold, Inc.*	626,864	5,020,671
Osisko Mining Corp.*	39,648	527,003
Pan American Silver Corp.	168,934	5,531,878
Romarco Minerals, Inc.*	2,727,167	5,481,607
Rubicon Minerals Corp.*	564,959	2,713,789
Sabina Gold & Silver Corp.*	924,314	4,606,109
San Gold Corp.*	785,600	2,290,859
Sandstorm Resources Ltd.*	4,095,800	3,216,431
Sandstorm Resources Ltd. (Warrants) Expiration Date 4/23/2014*	2,047,900	756,701
Silver Wheaton Corp.* (c)	268,204	8,260,683
Teranga Gold Corp. (CDI)*	1,302,463	3,556,436
Torex Gold Resources, Inc.*	1,964,271	2,844,353
Torex Gold Resources, Inc. (Warrants) Expiration Date 11/12/2011*	495,258	173,107
Ventana Gold Corp.*	135,523	1,698,521
Victoria Gold Corp.*	2,971,548	2,730,139
Yamana Gold, Inc.	2,673,709	30,212,912

(Cost $284,261,207)		382,797,191
Channel Islands 2.9%
Randgold Resources Ltd. (ADR) (Cost $11,104,024)	233,930	17,893,306
Peru 2.2%
Compania de Minas Buenaventura SA (ADR) (Cost $7,914,366)	324,342	13,298,022
South Africa 8.5%
Anglo Platinum Ltd.*	93,835	9,218,946
AngloGold Ashanti Ltd.	488,602	20,963,827
Impala Platinum Holdings Ltd.	766,257	21,854,826

(Cost $49,707,762)		52,037,599
United Kingdom 1.0%
Lonmin PLC (Cost $6,857,021)	227,293	6,043,862
United States 5.2%
Allied Nevada Gold Corp.*	234,848	6,209,381
Golden Minerals Co.* (c)	28,309	554,856
Newmont Mining Corp.	455,651	25,092,701

(Cost $26,160,040)		31,856,938

Total Common Stocks and Warrants (Cost $437,495,740)		592,276,268
Exchange-Traded Funds 1.1%
ETFS Palladium Trust*	10,000	809,700
SPDR Gold Trust*	45,000	5,844,150

Total Exchange-Traded Funds (Cost $4,516,465)		6,653,850

	Troy Ounces	Value ($)
Commodities 1.1%
Gold Bullion* (Cost $4,255,880)	5,171	6,892,146

	Shares	Value ($)
Securities Lending Collateral 0.4%
Daily Asset Fund Institutional, 0.25% (d) (e) (Cost $2,310,300)	2,310,300	2,310,300
Cash Equivalents 0.7%
Central Cash Management Fund, 0.18% (d) (Cost $4,722,248)	4,722,248	4,722,248

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $453,300,633) †	99.8	612,854,812
Other Assets and Liabilities, Net	0.2	974,587

Net Assets	100.0	613,829,399

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $492,476,934.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $120,377,878.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $169,690,346 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $49,312,468.

(a)	Securities are listed in country of domicile.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $2,207,520 which is 0.4% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2011, the DWS Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks and Warrants)
Group breakdown of the Fund's common stocks
Group I:
Premier producing companies	44%

Group II:
Major established producers	38%

Group III:
Junior producers with medium cost production	8%

Group IV:
Companies with some production on stream or in start-up	5%

Group V:
Primarily exploration companies with or without mineral resources	5%
100%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of January 31, 2011, the Fund held $7,098,214 in the Subsidiary, representing 1.2% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Warrants
Australia	$1,065,903	$83,490,156	$—	$84,556,059
Bermuda	—	3,793,291	—	3,793,291
Canada	370,296,998	12,500,193	—	382,797,191
Channel Islands	17,893,306	—	—	17,893,306
Peru	13,298,022	—	—	13,298,022
South Africa	—	52,037,599	—	52,037,599
United Kingdom	—	6,043,862	—	6,043,862
United States	31,856,938	—	—	31,856,938
Exchange-Traded Funds	6,653,850	—	—	6,653,850
Commodities	6,892,146	—	—	6,892,146
Short-Term Investments(f)	7,032,548	—	—	7,032,548
Total	$454,989,711	$157,865,101	$—	$612,854,812

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.

(f)	See Consolidated Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011